UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

BNY Mellon Stock Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon International Small Cap Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon International Small Cap Fund

SEMIANNUAL REPORT April 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2020 through April 30, 2021, as provided by portfolio managers James A. Lydotes and Chris Yao of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2021, BNY Mellon International Small Cap Fund’s Class A shares produced a total return of 33.40%, Class C shares returned 32.95%, Class I shares returned 33.67% and Class Y shares returned 33.58%.1 In comparison, the fund’s benchmark, the S&P Developed Ex-US SmallCap Index (the “Index”), produced a total return of 33.20% for the same period.2

International small-cap stocks posted strong gains over the reporting period as the economy and markets recovered from the COVID-19 pandemic. The fund’s Class A shares, Class I shares and Class Y shares outperformed the Index, due primarily to stock selections in the Netherlands, Switzerland and Sweden.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of small-cap, foreign companies. The fund considers foreign companies to be those companies organized or with their principal place of business, or majority of assets or business, in countries represented in the Index. The fund considers small-cap companies to be those companies with total market capitalizations that fall within the range of the capitalizations of the companies that comprise the Index.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The fund’s portfolio managers employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. The portfolio managers seek to allocate country weights generally in accordance with the Index and use the sector weightings of the Index as a guide, but the fund’s country and sector weightings may vary from those of the Index.

The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Stocks Continue to Rebound, Treasury Yields Rise

During the reporting period, the global economy continued to recover as government-mandated lockdowns were eased, and COVID-19 vaccines were approved. Fiscal and monetary stimulus in developed markets also added support. In the U.S., retail sales rebounded, and the outlook for manufacturing also improved dramatically. Job creation continued to grow, and unemployment dropped sharply.

With the approval of multiple COVID-19 vaccines late in 2020, performance in the market broadened, and more cyclically oriented stocks began to perform better. Returns were supported by interest rates, which remained low, while the stimulus package approved by Congress continued to bolster consumers, small businesses and the economy generally.

As the prospect of the end of the pandemic became more likely, businesses became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth. Investors began to take more notice of value-oriented stocks toward the end of the reporting period.

Growth stocks performed well through most of the period, but rising long-term interest rates late in the period produced some volatility. A pullback occurred among some growth-oriented stocks that had elevated valuations, while value-oriented stocks began to lead the market.

Small-cap stocks were harder hit by the market decline and have been slower to recover, due primarily to their greater risk profile. U.S. markets have rebounded relatively quickly, but prospects for international stocks began to improve late in the reporting period, as investors began to anticipate weakening of the U.S. dollar due to the Fed’s more tolerant stance on inflation.

Stock Selections in the Netherlands, Switzerland and Sweden Drove Performance

The fund’s performance versus the Index was driven largely by stock selections in Europe, with the Netherlands, Switzerland and Sweden leading the way. In the Netherlands, a position in ASM International, a semiconductor equipment manufacturer, rose 113% on strong demand for computer chips and on improved competitive positioning. In addition, Signify, a Dutch lighting company, rose 60% due to strong demand and reduced costs, leading the company to offer higher guidance on future results. In Switzerland, the fund had an underweight position, which was beneficial because the country lagged the Index. The fund’s position in Swissquote Group Holding, a financial markets platform, also contributed positively, rising 89%. In addition, shares of VAT Group, a maker of vacuum valves, also were additive, rising 53%. In Sweden, a position in Kindred Group, an online sports betting firm, saw demand rise significantly in the U.S. market, and shares rose 127%.

On a less positive note, selections in Australia, the UK and Ireland detracted from performance. In Australia, the fund was neutral versus the Index, but stock selections in the precious metals sector were a drag on performance. In the UK, shares of Avast, a cybersecurity firm, gained 8% but lagged stronger performances in the communications services sector. The fund’s performance was also hindered by a decision not to own shares of Cineworld, a cinema chain, which rose 200% on the prospect of further opening of the economy. In Ireland, the fund had an overweight position, and stocks there rose 71%. But one holding, ICON, a clinical research organization, rose only 20%.

From a sector perspective, the top performers were the industrial and real estate sectors. In the industrial sector, shares of Signify, the Dutch lighting company, were up 60%, while Valmet, an industrial conglomerate based in Finland, rose by 81%. In the real estate sector, a French developer of residential and commercial properties, Nexity, gained 93%. Klepierre, a French real estate investment trust that invests in shopping centers, rose sharply on the prospect of a reopening of the economy.

On the other hand, stock selections in the materials and communications services sector hampered the fund’s returns. In the materials sectors, selections in the Australian precious metals industry lagged, and in the communications services sector, performance was hurt primarily by one selection, Internet Initiative Japan, a maker of systems equipment. Although financial results were strong, shares lagged those of media companies in the sector. In addition, a position in Ubisoft Entertainment, a French videogaming company, fell 15% after a strong performance in 2020 stemming from the pandemic.

A Positive Outlook

Given the ongoing fiscal and monetary stimulus, we remain positive on the markets. Although Europe and Japan have lagged the U.S. in their economic recoveries, they have begun to see

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

improved employment growth. Given the early state of the economic recovery, cyclical companies in particular should perform well going forward. In addition, the weak earnings of value-oriented stocks during the pandemic should result in favorable earnings comparisons in the coming months.

Inflation has become a growing concern, but companies may be able to pass on price increases, given the financial health of consumers. Whether higher inflation rates will persist for a few quarters or will be more long lasting remains an open question. In light of this environment, we repositioned the fund during the period, adding exposure to the financial and real estate sectors and reducing exposure to the communications services and consumer discretionary sectors. In addition, we added positions in Australia and the Netherlands and reduced positions in Canada and Japan.

May 17, 2021

DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. through March 1, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: FactSet — The S&P Developed Ex-US SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted, market cap in each developed country, excluding the U.S. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging-market countries. Please read the prospectus for further discussion of these risks.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Small Cap Fund from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.41	$11.73	$5.97	$5.97
Ending value (after expenses)	$1,334.00	$1,329.50	$1,336.70	$1,335.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.41	$10.14	$5.16	$5.16
Ending value (after expenses)	$1,018.45	$1,014.73	$1,019.69	$1,019.69
†

Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.03% for Class C, 1.03% for Class I and 1.03% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.8%
Australia - 7.3%
Abacus Property Group	538,632		1,257,989
Adairs	464,389		1,661,145
Ansell	176,305		5,744,837
Beach Energy	1,193,841		1,160,931
Charter Hall Retail REIT	1,086,694		3,116,913
Cromwell Property Group	2,061,014		1,389,699
Evolution Mining	1,079,899		3,826,177
IOOF Holdings	922,889		2,591,897
JB Hi-Fi	110,092		3,921,241
Premier Investments	74,029		1,500,482
Shopping Centres Australasia Property Group	577,074		1,107,659
Silver Lake Resources	940,653	[a]	1,254,028
			28,532,998
Austria - 2.2%
BAWAG Group	122,455	[b]	6,614,144
Wienerberger	48,875		1,916,334
			8,530,478
Canada - 4.3%
Aecon Group	138,074		2,096,132
Air Canada	53,663	[a]	1,081,424
Canada Goose Holdings	34,534	[a]	1,459,298
Canadian Solar	86,831	[a]	3,580,910
Cogeco Communications	31,319		2,974,815
Parex Resources	218,823	[a]	4,121,346
SunOpta	123,540	[a]	1,530,661
			16,844,586
Czech Republic - 1.6%
Avast	953,427	[b]	6,291,644
Denmark - 3.1%
GN Store Nord	24,113		2,176,776
Pandora	38,011	[a]	4,311,276
Scandinavian Tobacco Group	302,020	[b]	5,509,170
			11,997,222
Finland - 1.6%
Cargotec, Cl. B	35,373		2,050,454
TietoEVRY	53,523		1,855,793
Valmet	58,033		2,431,269
			6,337,516
France - 8.6%
Covivio	29,650		2,648,477

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
France - 8.6% (continued)
Eiffage	60,540		6,630,062
Klepierre	122,983	[a]	3,270,403
Korian	34,573		1,384,708
Maisons du Monde	75,261	[b]	1,829,217
Mercialys	209,635		2,678,652
Nexity	95,863		5,198,588
Teleperformance	20,131		7,773,791
Ubisoft Entertainment	28,711	[a]	2,155,669
			33,569,567
Georgia - .4%
Bank of Georgia Group	104,589	[a]	1,476,369
Germany - 4.1%
DWS Group GmbH & Co.	110,317	[b]	4,826,431
Hornbach Holding & Co.	9,692	[a]	905,837
Rheinmetall	28,116		2,930,418
Stroeer SE & Co.	56,036		4,778,503
Talanx	59,922		2,527,171
			15,968,360
Hong Kong - .4%
Hysan Development	456,000		1,717,120
Ireland - 2.3%
ICON	19,717	[a]	4,277,603
UDG Healthcare	406,587		4,812,201
			9,089,804
Isle Of Man - 1.0%
Entain	172,329	[a]	4,024,030
Italy - 4.6%
ANIMA Holding	592,942	[b]	3,074,622
Buzzi Unicem	123,630		3,308,678
Iren	325,680		970,780
Italgas	769,748		5,024,297
Unipol Gruppo	1,000,459		5,498,009
			17,876,386
Japan - 19.5%
Anritsu	207,200		4,030,404
Beenos	40,400	[a]	1,113,238
FCC	120,500		1,937,855
GLP J-REIT	2,294		3,843,819
Hanwa	130,700		3,883,496
Internet Initiative Japan	251,100		5,587,584
Invincible Investment	5,307		1,904,318
Itochu Techno-Solutions	31,500		1,088,298
Jeol	44,500		2,505,547

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Japan - 19.5% (continued)
Kamigumi	50,500		982,338
Kanamoto	128,400		3,146,196
Kenedix Retail REIT	1,323		3,387,696
K's Holdings	160,700		2,193,568
Kyoei Steel	62,700		875,848
Matsumotokiyoshi Holdings	139,000		5,594,069
NICHIAS	133,500		3,483,809
Nichirei	82,800		2,091,321
Nishi-Nippon Financial Holdings	160,700		1,031,699
Nissha	142,600		1,674,152
Rengo	257,600		2,138,726
Rohto Pharmaceutical	97,600		2,504,166
Sanwa Holdings	536,600		6,923,614
Seino Holdings	58,600		805,314
Tamron	51,500		1,115,343
TechnoPro Holdings	35,400		2,602,887
TIS	49,500		1,225,366
Tomy	127,300		1,092,984
Toyoda Gosei	73,700		1,801,560
Yamato Kogyo	73,400		2,211,200
Zeon	228,800		3,649,011
			76,425,426
Jersey - .4%
Centamin	1,089,008		1,616,540
Jordan - 1.0%
Hikma Pharmaceuticals	116,099		3,914,932
Luxembourg - 2.0%
Aperam	36,838		1,910,628
Eurofins Scientific	61,762	[a]	6,113,248
			8,023,876
Malaysia - .3%
Frencken Group	984,400		1,151,317
Malta - 1.1%
Kindred Group, SDR	245,544		4,265,498
Netherlands - 6.4%
Arcadis	55,930		2,354,686
ASM International	33,472		10,183,744
PostNL	574,240		3,003,258
Signify	166,153	[b]	9,446,735
			24,988,423
Singapore - 1.8%
AEM Holdings	924,600		2,842,910
BW LPG	182,672	[b]	1,351,800

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Singapore - 1.8% (continued)
IGG	1,638,000		2,760,937
			6,955,647
South Korea - 3.5%
CJ ENM	6,468		835,420
Dentium	22,578		1,207,545
DGB Financial Group	166,250		1,323,530
DL E&C	12,187	[a]	1,452,856
Dl Holdings	9,711		823,404
Hyundai Wia	32,977		2,057,089
Kumho Petrochemical	13,329		3,105,119
Posco International	100,386		1,888,672
Seegene	10,532		884,400
			13,578,035
Spain - 1.8%
Almirall	198,412	[a]	3,114,698
Euskaltel	300,201	[b]	3,993,818
			7,108,516
Sweden - 2.9%
Getinge, Cl. B	77,516		2,630,802
Intrum	147,772		5,089,386
Inwido	109,845		1,931,829
LeoVegas	261,896	[b]	1,573,236
			11,225,253
Switzerland - 4.9%
ALSO Holding	4,509		1,370,794
Galenica	32,538	[b]	2,201,582
Logitech International	34,089	[a]	3,813,602
Sulzer	11,157		1,270,224
Swissquote Group Holding	48,951		7,374,521
VAT Group	10,702	[b]	3,065,181
			19,095,904
United Kingdom - 8.4%
Aggreko	174,233		2,077,345
Cairn Energy	1,697,928	[a]	3,981,338
Dialog Semiconductor	75,532	[a]	5,918,905
Halfords Group	349,093	[a]	1,817,211
Halma	72,088		2,576,005
IG Group Holdings	238,146		3,012,246
Man Group	1,442,034		3,348,354
Tate & Lyle	540,270		5,968,254
Vistry Group	251,377		4,295,066
			32,994,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.8% (continued)
United States - .3%
Nexteer Automotive Group		1,264,000		1,411,390
Total Common Stocks (cost $282,170,987)				375,011,561

Exchange-Traded Funds - .9%
United States - .9%
iShares MSCI EAFE Small-Cap ETF (cost $3,730,333)		49,590		3,697,430
	Preferred Dividend Yield (%)
Preferred Stocks - 2.0%
Germany - 2.0%
Sartorius	0.17	9,491		5,354,378
Schaeffler	3.40	291,852		2,629,160
Total Preferred Stocks (cost $6,986,807)				7,983,538
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $57,116)	0.05	57,116	[c]	57,116
Total Investments (cost $292,945,243)		98.7%		386,749,645
Cash and Receivables (Net)		1.3%		4,911,867
Net Assets		100.0%		391,661,512

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $49,777,580 or 12.71% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	14.5
Real Estate	8.1
Health Care Equipment & Services	7.2
Materials	6.6
Diversified Financials	6.2
Semiconductors & Semiconductor Equipment	5.8
Pharmaceuticals Biotechnology & Life Sciences	4.7
Commercial & Professional Services	4.5
Retailing	4.0
Food, Beverage & Tobacco	3.9
Technology Hardware & Equipment	3.4
Media & Entertainment	3.2
Consumer Durables & Apparel	3.1
Energy	2.7
Software & Services	2.7
Banks	2.7
Consumer Services	2.5
Automobiles & Components	2.5
Telecommunication Services	2.4
Insurance	2.1
Utilities	1.5
Transportation	1.5
Food & Staples Retailing	1.4
Investment Companies	.9
Household & Personal Products	.6
98.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/20 ($)	Purchases ($)†	Sales ($)	Value 4/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,865,889	61,392,822	(65,201,595)	57,116.0		1,482

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
UBS Securities
United States Dollar	156,024	Japanese Yen	17,010,662	5/6/2021	372
Gross Unrealized Appreciation					372

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	292,888,127	386,692,529
Affiliated issuers	57,116	57,116
Cash denominated in foreign currency	1,684,048	1,695,206
Receivable for investment securities sold		1,986,361
Dividends receivable		1,723,200
Tax reclaim receivable—Note 1(b)		1,407,546
Receivable for shares of Beneficial Interest subscribed		431,679
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		372
Prepaid expenses		48,314
		394,042,323
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		350,714
Payable for shares of Beneficial Interest redeemed		1,935,842
Interest payable—Note 2		15,630
Trustees’ fees and expenses payable		8,049
Other accrued expenses		70,576
		2,380,811
Net Assets ($)		391,661,512
Composition of Net Assets ($):
Paid-in capital		369,222,106
Total distributable earnings (loss)		22,439,406
Net Assets ($)		391,661,512

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	773,282	127,859	8,126,262	382,634,109
Shares Outstanding	48,055	8,000	504,209	23,746,849
Net Asset Value Per Share ($)	16.09	15.98	16.12	16.11

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $679,462 foreign taxes withheld at source):
Unaffiliated issuers	9,079,635
Affiliated issuers	1,482
Total Income	9,081,117
Expenses:
Investment advisory fee—Note 3(a)	2,474,729
Professional fees	64,969
Custodian fees—Note 3(c)	64,038
Registration fees	39,535
Trustees’ fees and expenses—Note 3(d)	20,079
Interest expense—Note 2	16,832
Prospectus and shareholders’ reports	8,447
Chief Compliance Officer fees—Note 3(c)	7,766
Loan commitment fees—Note 2	7,069
Shareholder servicing costs—Note 3(c)	4,951
Distribution fees—Note 3(b)	447
Miscellaneous	17,343
Total Expenses	2,726,205
Less—reduction in expenses due to undertaking—Note 3(a)	(186,063)
Net Expenses	2,540,142
Investment Income—Net	6,540,975
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	45,490,263
Net realized gain (loss) on forward foreign currency exchange contracts	(317,459)
Net Realized Gain (Loss)	45,172,804
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	89,683,209
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	372
Net Change in Unrealized Appreciation (Depreciation)	89,683,581
Net Realized and Unrealized Gain (Loss) on Investments	134,856,385
Net Increase in Net Assets Resulting from Operations	141,397,360

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations ($):
Investment income—net	6,540,975	5,958,253
Net realized gain (loss) on investments	45,172,804	(43,785,005)
Net change in unrealized appreciation (depreciation) on investments	89,683,581	(53,377,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	141,397,360	(91,204,166)
Distributions ($):
Distributions to shareholders:
Class A	(1,027)	(23,647)
Class C	-	(2,580)
Class I	(18,822)	(634,912)
Class Y	(1,981,850)	(21,340,163)
Total Distributions	(2,001,699)	(22,001,302)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	39,697	167,339
Class I	4,171,944	10,148,588
Class Y	60,000,820	160,233,709
Distributions reinvested:
Class A	853	19,939
Class C	-	160
Class I	13,727	561,834
Class Y	588,464	6,569,014
Cost of shares redeemed:
Class A	(25,055)	(184,646)
Class C	(5,011)	(2,506)
Class I	(2,548,698)	(20,257,552)
Class Y	(242,867,224)	(241,463,911)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(180,630,483)	(84,208,032)
Total Increase (Decrease) in Net Assets	(41,234,822)	(197,413,500)
Net Assets ($):
Beginning of Period	432,896,334	630,309,834
End of Period	391,661,512	432,896,334

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Capital Share Transactions (Shares):
Class A
Shares sold	2,649	12,394
Shares issued for distributions reinvested	61	1,422
Shares redeemed	(1,671)	(15,119)
Net Increase (Decrease) in Shares Outstanding	1,039	(1,303)
Class C
Shares issued for distributions reinvested	-	11
Shares redeemed	(336)	(203)
Net Increase (Decrease) in Shares Outstanding	(336)	(192)
Class Ia
Shares sold	274,976	899,012
Shares issued for distributions reinvested	986	40,074
Shares redeemed	(170,668)	(1,817,195)
Net Increase (Decrease) in Shares Outstanding	105,294	(878,109)
Class Ya
Shares sold	4,119,490	13,534,632
Shares issued for distributions reinvested	42,336	468,546
Shares redeemed	(15,713,717)	(22,105,798)
Net Increase (Decrease) in Shares Outstanding	(11,551,891)	(8,102,620)

[a]

During the period ended April 30, 2021, 233,310 Class Y shares representing $3,526,911 were exchanged for 233,297 Class I shares and during the period ended October 31, 2020, 582,482 Class Y shares representing $7,005,429 were exchanged for 582,672 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2021	Year Ended October 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.08	14.06	14.81	16.51	13.12	13.26
Investment Operations:
Investment income—net[a]	.18	.12	.17	.12	.12	.09
Net realized and unrealized gain (loss) on investments	3.85	(1.64)	.74	(1.56)	3.46	(.16)
Total from Investment Operations	4.03	(1.52)	.91	(1.44)	3.58	(.07)
Distributions:
Dividends from investment income―net	(.02)	(.46)	(.19)	(.25)	(.19)	(.07)
Dividends from net realized gain on investment	–	–	(1.47)	(.01)	–	–
Total Distributions	(.02)	(.46)	(1.66)	(.26)	(.19)	(.07)
Net asset value, end of period	16.09	12.08	14.06	14.81	16.51	13.12
Total Return (%)[b]	33.40[c]	(11.24)	8.37	(8.90)	27.74	(.54)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.58[d]	1.60	1.56	1.47	1.41	1.44
Ratio of net expenses to average net assets	1.28[d]	1.40	1.40	1.40	1.40	1.40
Ratio of net investment income to average net assets	2.43[d]	.98	1.29	.69	.84	.71
Portfolio Turnover Rate	36.51[c]	86.07	61.08	71.34	88.11	117.57
Net Assets, end of period ($ x 1,000)	773	568	679	584	496	561

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2021	Year Ended October 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.02	13.94	14.68	16.39	13.02	13.18
Investment Operations:
Investment income (loss)—net[a]	.12	.03	.07	(.01)	.01	(.00)[b]
Net realized and unrealized gain (loss) on investments	3.84	(1.65)	.74	(1.53)	3.46	(.16)
Total from Investment Operations	3.96	(1.62)	.81	(1.54)	3.47	(.16)
Distributions:
Dividends from investment income―net	–	(.30)	(.08)	(.16)	(.10)	–
Dividends from net realized gain on investment	–	–	(1.47)	(.01)	–	–
Total Distributions	–	(.30)	(1.55)	(.17)	(.10)	–
Net asset value, end of period	15.98	12.02	13.94	14.68	16.39	13.02
Total Return (%)[c]	32.95[d]	(11.92)	7.54	(9.54)	26.88	(1.21)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.21[e]	2.27	2.29	2.15	2.09	2.12
Ratio of net expenses to average net assets	2.03[e]	2.15	2.15	2.10	2.09	2.12
Ratio of net investment income (loss) to average net assets	1.67[e]	.23	.51	(.03)	.07	(.02)
Portfolio Turnover Rate	36.51[d]	86.07	61.08	71.34	88.11	117.57
Net Assets, end of period ($ x 1,000)	128	100	119	133	131	104

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2021	Year Ended October 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.10	14.08	14.86	16.57	13.16	13.28
Investment Operations:
Investment income—net[a]	.20	.16	.19	.16	.13	.15
Net realized and unrealized gain (loss) on investments	3.87	(1.65)	.74	(1.55)	3.51	(.18)
Total from Investment Operations	4.07	(1.49)	.93	(1.39)	3.64	(.03)
Distributions:
Dividends from investment income―net	(.05)	(.49)	(.24)	(.31)	(.23)	(.09)
Dividends from net realized gain on investment	–	–	(1.47)	(.01)	–	–
Total Distributions	(.05)	(.49)	(1.71)	(.32)	(.23)	(.09)
Net asset value, end of period	16.12	12.10	14.08	14.86	16.57	13.16
Total Return (%)	33.67[b]	(11.05)	8.60	(8.64)	28.15	(.23)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[c]	1.19	1.19	1.10	1.12	1.12
Ratio of net expenses to average net assets	1.03[c]	1.15	1.15	1.09	1.12	1.12
Ratio of net investment income to average net assets	2.72[c]	1.28	1.45	.97	.91	1.16
Portfolio Turnover Rate	36.51[b]	86.07	61.08	71.34	88.11	117.57
Net Assets, end of period ($ x 1,000)	8,126	4,827	17,983	21,064	12,280	2,952

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2021	Year Ended October 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.11	14.09	14.87	16.57	13.17	13.28
Investment Operations:
Investment income—net[a]	.20	.16	.21	.16	.16	.14
Net realized and unrealized gain (loss) on investments	3.86	(1.64)	.73	(1.54)	3.47	(.16)
Total from Investment Operations	4.06	(1.48)	.94	(1.38)	3.63	(.02)
Distributions:
Dividends from investment income―net	(.06)	(.50)	(.25)	(.31)	(.23)	(.09)
Dividends from net realized gain on investment	–	–	(1.47)	(.01)	–	–
Total Distributions	(.06)	(.50)	(1.72)	(.32)	(.23)	(.09)
Net asset value, end of period	16.11	12.11	14.09	14.87	16.57	13.17
Total Return (%)	33.58[b]	(10.98)	8.64	(8.56)	28.10	(.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[c]	1.10	1.08	1.07	1.07	1.09
Ratio of net expenses to average net assets	1.03[c]	1.10	1.08	1.07	1.07	1.09
Ratio of net investment income to average net assets	2.64[c]	1.25	1.54	.96	1.08	1.07
Portfolio Turnover Rate	36.51[b]	86.07	61.08	71.34	88.11	117.57
Net Assets, end of period ($ x 1,000)	382,634	427,401	611,528	829,486	877,921	745,636

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Small Cap Fund (the “fund”) is a separate diversified series of BNY Mellon Stock Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Investments Corporation (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments as employees of the Sub-Adviser will become employees of Newton Investment Management North America, LLC (“Newton”), which, like the Sub-Adviser, will be an affiliate of the Adviser, and will no longer be employees of the Sub-Adviser. Consequently, effective as of the Effective Date and subject to the approval of the Trust Board of Trustees (the “Board”), the Adviser will engage Newton to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and Newton, replacing the Sub-Adviser. As the fund’s sub-adviser, Newton will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton as the fund’s sub-adviser. As is the case under the sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (and not the fund) will pay Newton for its sub-advisory services. The rate of sub-investment advisory fee payable by the Adviser to Newton will be the same as that currently payable by the Adviser to the Sub-Adviser pursuant to the respective sub-investment advisory agreements. In addition, all other material terms and conditions of the proposed sub-investment advisory agreement between the Adviser and Newton will be substantially similar to those of the sub-investment advisory agreement between the Adviser and the Sub-Adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2021, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A shares and all of the outstanding Class C shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	25,934,390	349,077,171	††	-	375,011,561
Equity Securities - Preferred Stocks	-	7,983,538	††	-	7,983,538
Exchange-Traded Funds	3,697,430	-		-	3,697,430
Investment Companies	57,116	-		-	57,116
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	372		-	372

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $109,701,469 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2020. The fund has $63,719,457 of short-term capital losses and $45,982,012 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2020 was as follows: ordinary income $22,001,302. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2021 was approximately $2,764,088 with a related weighted average annualized interest rate of 1.23%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from November 1, 2020 through February 28, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.15% of the value of the fund’s average daily net assets. The Adviser has contractually agreed from March 1, 2021 through March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding expense described above) exceed 1.00% of the value of the fund’s average net assets. On or after March 1, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $186,063 during the period ended April 30, 2021.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2021, the Distributor retained $83 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2021, Class C shares were charged $447 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2021, Class A and Class C shares were charged $866 and $149, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2021, the fund was charged $2,163 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2021, the fund was charged $64,038 pursuant to the custody agreement.

During the period ended April 30, 2021, the fund was charged $7,766 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Investment advisory fees of $358,564, Distribution Plan fees of $79, Shareholder Services Plan fees of $187, custodian fees of $41,600, Chief Compliance Officer fees of $5,242 and transfer agency fees of $700 which are offset against an expense reimbursement currently in effect in the amount of $55,658.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2021, amounted to $172,335,851 and $344,659,649, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	372	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	372	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	372	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
UBS Securities	372		-	-	372

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2021:

Average Market Value ($)
Forward contracts	5,352,145

At April 30, 2021, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $93,804,774, consisting of 101,867,996 gross unrealized appreciation and $8,063,222 gross unrealized depreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 2-3, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international small-/mid-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional international small-/mid-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional international small-/mid-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods shown. The Board discussed with representatives of the Adviser and Subadviser the reasons for the fund’s underperformance versus the Performance and Performance Universe medians during the period under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in one of the four calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the fund’s average daily net assets. Additionally, the Adviser has contractually agreed, from March 1, 2021 until

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

March 1, 2022, to waive receipt of a portion fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the fund’s average daily net assets. The Board noted that the expense limitation arrangement was not fully reflected in the Broadridge data for an annual period.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreements only through May 1, 2021.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements through May 1, 2021.

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For More Information

BNY Mellon International Small Cap Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DYAPX Class C: DYCPX Class I: DYIPX Class Y: DYYPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 4006SA0421

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Funds

By: /s/ David DiPetrillo
        David DiPetrillo
        President (Principal Executive Officer)

Date: June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo
       David DiPetrillo
       President (Principal Executive Officer)

Date: June 22, 2021

By: /s/ James Windels
       James Windels
       Treasurer (Principal Financial Officer)

Date: June 22, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)